Certnas

[redacted]

15007679

Nasdaq

805 King Farm Blvd.
Rockville, MD 20850 / USA

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

June 25, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 24, 2015 The Nasdaq Stock Market (the "Exchange") received from Pieris Pharmaceuticals, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery